Marketable Investments (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Nov. 15, 2013 Agreement To Purchase Senior Secured Notes [Member]	Nov. 15, 2013 Agreement To Purchase Senior Secured Notes [Member]	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member]	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member] Tribute [Member]	Mar. 31, 2014 Agreement To Purchase Senior Secured Notes [Member] Revenue [Member]	Dec. 31, 2013 Agreement To Purchase Senior Secured Notes [Member] Revenue [Member]
Senior Notes					$ 3,000	$ 100,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)					11.50%
Paid-in-Kind Interest		(119)	119	119
Cash Interest Reserve Created at Close					4,500
Investment Income, Interest	91	166					91	166
Proceeds from Sale of Available-for-sale Securities	0	0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 0	$ 0